CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 380,488	$ 50,062	$ 545,646	$ 54,152	$ 66,613	$ 638,380
Costs and Expenses
Costs of revenue	423,861	22,923	496,643	95,628	174,588	490,755
Research, development and manufacturing operations	901,850	176,067	1,629,886	335,532	1,165,193	1,310,948
Selling, general and administrative	800,416	119,870	1,362,126	189,393	1,029,720	1,846,944
Depreciation and amortization	12,064	55,389	24,936	111,651	151,658	242,781
Total Costs and Expenses	2,138,191	374,249	3,513,591	732,204	2,521,159	3,891,428
Loss from Operations	(1,757,703)	(324,187)	(2,967,945)	(678,052)	(2,454,546)	(3,253,048)
Other Income/(Expense)
Other income/(expense), net			800	259,600	3,002,170	842,500
Interest expense	(169,472)	(1,032,774)	(731,550)	(2,263,466)	(3,507,533)	(8,850,002)
Change in fair value of derivatives and loss on extinguishment of liabilities, net	234,236		3,852,140	7,717,150	4,577,353	6,392,289
Total Other Income/(Expense)	64,764	(1,032,774)	3,121,390	5,713,284	4,071,990	(1,615,213)
Net Income/(Loss)	$ (1,692,939)	$ (1,356,961)	$ 153,445	$ 5,035,232	$ 1,617,444	$ (4,868,261)
Net Income/(Loss) Per Share (Basic)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net Income/(Loss) Per Share (Diluted)	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Common Shares Outstanding (Basic)	18,345,583,473	5,168,303,334	18,258,466,806	4,963,732,492	6,855,179,243	1,537,643,750
Weighted Average Common Shares Outstanding (Diluted)	18,345,583,473	5,168,303,334	163,341,800,140	65,019,562,492	18,409,048,919	1,537,643,750
Products
Total Revenues	$ 380,488	$ 50,062	$ 545,646	$ 54,152	$ 66,613	$ 638,380